Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	Americas Silver Corp
Entity Central Index Key	0001286973
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018